Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Components of debt and reconciliation to carrying amount

	December 31,
	2011	2010
	(in millions)
L-3 Communications:
Borrowings under Revolving Credit Facility (1)	$—	$—
3.95% Senior Notes due 2016	500	—
5.20% Senior Notes due 2019	1,000	1,000
4.75% Senior Notes due 2020	800	800
4.95% Senior Notes due 2021	650	—
5 7/ 8% Senior Subordinated Notes due 2015	—	650
6 3/ 8% Senior Subordinated Notes due 2015	500	1,000

Subtotal	3,450	3,450

L-3 Holdings:
3% Convertible Contingent Debt Securities due 2035	689	700

Principal amount of long-term debt	4,139	4,150
Less: Unamortized discounts	(14)	(13)

Carrying amount of long-term debt	4,125	4,137
Less: Current portion of long-term debt	—	(11)

Carrying amount of long-term debt, excluding current portion	$4,125	$4,126

(1)

The Company’s three-year revolving credit facility, which was amended and restated on February 3, 2012, allowed for total aggregate borrowings of up to $1 billion. Available borrowings under the revolving credit facility were $997 million after reductions for outstanding letters of credit of $3 million at December 31, 2011 and $983 million after reductions for outstanding letters of credit of $17 million at December 31, 2010.

Information regarding outstanding Senior Subordinated Note

Note	Date of Issuance	Amount Issued	Discount(1)	Net Cash Proceeds	Effective Interest Rate	Redemption at Treasury Rate+(2)(3)
		(in millions)
3.95% Senior Notes due November 15, 2016	November 22, 2011	$500	$4	$491	4.11%	50 bps
5.20% Senior Notes due October 15, 2019	October 2, 2009	$1,000	$4	$987	5.25%	30 bps
4.75% Senior Notes due July 15, 2020	May 21, 2010	$800	$3	$790	4.79%	25 bps
4.95% Senior Notes due February 15, 2021	February 7, 2011	$650	$4	$639	5.02%	25 bps

(1)	Discounts are recorded as a reduction to the principal amount of the notes and are amortized as interest expense over the term of the notes.

(2)

The Senior Notes may be redeemed at any time prior to their maturity at the option of L-3 Communications, in whole or in part, at a redemption price equal to the greater of (1) 100% of the principal amount, or (2) the present value of the remaining principal and interest payments discounted to the date of redemption, on a semi-annual basis, at the Treasury Rate (as defined in the Senior Indentures), plus the spread indicated in the table above.

(3)

Upon the occurrence of a change in control (as defined in the Senior Indentures), each holder of the notes will have the right to require L-3 Communications to repurchase all or any part of such holder’s notes at an offer price in cash equal to 101% of the aggregate principal amount plus accrued and unpaid interest and special interest (as defined in the Senior Indentures), if any, to the date of purchase.

Redemptions of Senior Subordinated Notes

Note	Redemption Date	Principal Amount Redeemed	Debt Retirement Charge	Redemption Price % of Principal
		(in millions)
6 3/ 8% Senior Subordinated Notes due October 15, 2015 (1)	December 22, 2011	$500	$17	102.125%
5 7/ 8% Senior Subordinated Notes due January 15, 2015	March 9, 2011	$650	$18	101.958%
6 1/ 8% Senior Subordinated Notes due January 15, 2014	June 21, 2010	$400	$13	102.042%
6 1/ 8% Senior Subordinated Notes due July 15, 2013	July 15, 2010	$400	$5	101.021%
7 5/ 8% Senior Subordinated Notes due June 15, 2012	November 2, 2009	$750	$10	101.271%

(1)

The $500 million aggregate principal amount of remaining 6 3/8 % Senior Subordinated Notes due October 15, 2015 are subject to redemption at any time, at the option of L-3 Communications, in whole or in part. Redemption prices include a premium on the principal amount (plus accrued and unpaid interest). The current redemption price is 102.125%, and will decline annually on October 15th to 100% of the principal amount by 2013.

Additional information related to Convertible Contingent Debt Securities

	December 31, 2011	December 31, 2010
	(in millions)
Carrying amount of the equity component (conversion feature)	$64	$64
Unamortized discount of liability component amortized through February 1, 2011	$—	$2
Net carrying amount of liability component	$689	$698